Commitments - Schedule of Commitments (Detail) $ in Thousands	Dec. 31, 2019 USD ($)
Disclosure of contingent liabilities [line items]
Total contractual obligations	$ 190,728
Lease agreements [member]
Disclosure of contingent liabilities [line items]
Total contractual obligations	73,181
License Agreements [member]
Disclosure of contingent liabilities [line items]
Total contractual obligations	18,607
Manufacturing Agreements [member]
Disclosure of contingent liabilities [line items]
Total contractual obligations	6,218
Other Agreements [member]
Disclosure of contingent liabilities [line items]
Total contractual obligations	50,896
Clinical & R&D agreements [member]
Disclosure of contingent liabilities [line items]
Total contractual obligations	2,086
Construction agreements [member]
Disclosure of contingent liabilities [line items]
Total contractual obligations	39,741
Less than One Year [member]
Disclosure of contingent liabilities [line items]
Total contractual obligations	83,637
Less than One Year [member] | Lease agreements [member]
Disclosure of contingent liabilities [line items]
Total contractual obligations	4,014
Less than One Year [member] | License Agreements [member]
Disclosure of contingent liabilities [line items]
Total contractual obligations	1,389
Less than One Year [member] | Manufacturing Agreements [member]
Disclosure of contingent liabilities [line items]
Total contractual obligations	6,218
Less than One Year [member] | Other Agreements [member]
Disclosure of contingent liabilities [line items]
Total contractual obligations	30,851
Less than One Year [member] | Clinical & R&D agreements [member]
Disclosure of contingent liabilities [line items]
Total contractual obligations	1,424
Less than One Year [member] | Construction agreements [member]
Disclosure of contingent liabilities [line items]
Total contractual obligations	39,741
1-3 years [member]
Disclosure of contingent liabilities [line items]
Total contractual obligations	42,371
1-3 years [member] | Lease agreements [member]
Disclosure of contingent liabilities [line items]
Total contractual obligations	18,886
1-3 years [member] | License Agreements [member]
Disclosure of contingent liabilities [line items]
Total contractual obligations	2,778
1-3 years [member] | Other Agreements [member]
Disclosure of contingent liabilities [line items]
Total contractual obligations	20,045
1-3 years [member] | Clinical & R&D agreements [member]
Disclosure of contingent liabilities [line items]
Total contractual obligations	662
3-5 years [member]
Disclosure of contingent liabilities [line items]
Total contractual obligations	12,542
3-5 years [member] | Lease agreements [member]
Disclosure of contingent liabilities [line items]
Total contractual obligations	9,764
3-5 years [member] | License Agreements [member]
Disclosure of contingent liabilities [line items]
Total contractual obligations	2,778
More than Five Years [member]
Disclosure of contingent liabilities [line items]
Total contractual obligations	52,179
More than Five Years [member] | Lease agreements [member]
Disclosure of contingent liabilities [line items]
Total contractual obligations	40,516
More than Five Years [member] | License Agreements [member]
Disclosure of contingent liabilities [line items]
Total contractual obligations	$ 11,662